Distribution Date:	02/12/24	GS Mortgage Securities Trust 2014-GC24
Determination Date:	02/06/24
Next Distribution Date:	03/12/24
Record Date:	01/31/24	Commercial Mortgage Pass-Through Certificates
Series 2014-GC24

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Exchangeable Certificate Detail	5	Master Servicer	Midland Loan Services
Additional Information	6		askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7		A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	LNR Partners, LLC
Current Mortgage Loan and Property Stratification	9-13		LNR CMBS Notices	(305) 695-5600	lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Mortgage Loan Detail (Part 1)	14-16
		Operating Advisor	Situs Holdings, LLC
Mortgage Loan Detail (Part 2)	17-19
			Attn: Stacey Ciarlanti		SSNotices@situsamc.com
Principal Prepayment Detail	20		2 Embarcadero Center, 8th Floor | San Francisco, CA 94111 | United States
Historical Detail	21	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	22		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	23				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	24		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25	Controlling Class	Seer Capital Partners Master Fund L.P.
		Representative
Modified Loan Detail	26		-
Historical Liquidated Loan Detail	27
Historical Bond / Collateral Loss Reconciliation Detail	28
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36253GAA0	1.509000%	43,288,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36253GAB8	3.104000%	53,778,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	36253GAC6	3.342000%	22,590,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	36253GAD4	3.666000%	270,000,000.00	220,292,898.18	19,980,267.02	672,994.80	0.00	0.00	20,653,261.82	200,312,631.16	38.79%	30.00%
A-5	36253GAE2	3.931000%	282,234,000.00	282,234,000.00	0.00	924,551.55	0.00	0.00	924,551.55	282,234,000.00	38.79%	30.00%
A-AB	36253GAF9	3.650000%	80,155,000.00	6,662,811.75	1,922,891.37	20,266.05	0.00	0.00	1,943,157.42	4,739,920.38	38.79%	30.00%
A-S	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00	32.71%	25.50%
B	36253GAK8	4.497407%	83,262,000.00	83,262,000.00	0.00	312,052.55	0.00	0.00	312,052.55	83,262,000.00	22.26%	17.75%
C	36253GAM4	4.518407%	41,631,000.00	41,631,000.00	0.00	156,754.82	0.00	0.00	156,754.82	41,631,000.00	17.03%	13.88%
D	36253GAS1	4.518407%	73,862,000.00	73,862,000.00	0.00	278,115.45	0.00	0.00	278,115.45	73,862,000.00	7.75%	7.00%
E	36253GAU6	3.589000%	21,487,000.00	21,487,000.00	0.00	64,264.04	0.00	0.00	64,264.04	21,487,000.00	5.05%	5.00%
F	36253GAW2	3.589000%	14,632,000.00	14,632,000.00	0.00	43,761.87	0.00	0.00	43,761.87	14,632,000.00	3.21%	3.64%
G*	36253GAY8	3.589000%	39,085,868.00	25,417,145.49	0.00	49,388.46	0.00	(138,378.45)	49,388.46	25,555,523.94	0.00%	0.00%
S	36253GBA9	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36253GBC5	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,074,350,869.01	817,826,855.42	21,903,158.39	2,689,829.63	0.00	(138,378.45)	24,592,988.02	796,062,075.48

X-A	36253GAG7	0.675440%	800,391,000.00	557,535,709.93	0.00	313,818.38	204,195.45	0.00	518,013.83	535,632,551.54
X-B	36253GAH5	0.021000%	83,262,000.00	83,262,000.00	0.00	1,457.08	0.00	0.00	1,457.08	83,262,000.00
X-C	36253GAN2	0.929407%	21,487,000.00	21,487,000.00	0.00	16,641.80	0.00	0.00	16,641.80	21,487,000.00
X-D	36253GAQ5	0.929407%	53,717,868.00	40,049,145.49	0.00	31,018.28	0.00	0.00	31,018.28	40,187,523.94
Notional SubTotal			958,857,868.00	702,333,855.42	0.00	362,935.54	204,195.45	0.00	567,130.99	680,569,075.48

Deal Distribution Total					21,903,158.39	3,052,765.17	204,195.45	(138,378.45)	25,160,119.01

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36253GAA0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36253GAB8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	36253GAC6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	36253GAD4	815.89962289	74.00098896	2.49257333	0.00000000	0.00000000	0.00000000	0.00000000	76.49356230	741.89863393
A-5	36253GAE2	1,000.00000000	0.00000000	3.27583335	0.00000000	0.00000000	0.00000000	0.00000000	3.27583335	1,000.00000000
A-AB	36253GAF9	83.12409394	23.98966215	0.25283576	0.00000000	0.00000000	0.00000000	0.00000000	24.24249791	59.13443179
A-S	36253GAJ1	1,000.00000000	0.00000000	3.46833326	0.00000000	0.00000000	0.00000000	0.00000000	3.46833326	1,000.00000000
B	36253GAK8	1,000.00000000	0.00000000	3.74783875	0.00000000	0.00000000	0.00000000	0.00000000	3.74783875	1,000.00000000
C	36253GAM4	1,000.00000000	0.00000000	3.76533881	0.00000000	0.00000000	0.00000000	0.00000000	3.76533881	1,000.00000000
D	36253GAS1	1,000.00000000	0.00000000	3.76533874	0.00000000	0.00000000	0.00000000	0.00000000	3.76533874	1,000.00000000
E	36253GAU6	1,000.00000000	0.00000000	2.99083353	0.00000000	0.00000000	0.00000000	0.00000000	2.99083353	1,000.00000000
F	36253GAW2	1,000.00000000	0.00000000	2.99083311	0.00000000	0.00000000	0.00000000	0.00000000	2.99083311	1,000.00000000
G	36253GAY8	650.28990760	0.00000000	1.26358867	0.68132016	60.85823244	0.00000000	(3.54037040)	1.26358867	653.83027799
S	36253GBA9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36253GBC5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36253GAG7	696.57918434	0.00000000	0.39208135	0.00000000	0.00000000	0.25511962	0.00000000	0.64720097	669.21361127
X-B	36253GAH5	1,000.00000000	0.00000000	0.01749994	0.00000000	0.00000000	0.00000000	0.00000000	0.01749994	1,000.00000000
X-C	36253GAN2	1,000.00000000	0.00000000	0.77450551	0.00000000	0.00000000	0.00000000	0.00000000	0.77450551	1,000.00000000
X-D	36253GAQ5	745.54607212	0.00000000	0.57742947	0.00000000	0.00000000	0.00000000	0.00000000	0.57742947	748.12209487

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/24 - 01/30/24	30	0.00	672,994.80	0.00	672,994.80	0.00	0.00	0.00	672,994.80	0.00
A-5	01/01/24 - 01/30/24	30	0.00	924,551.55	0.00	924,551.55	0.00	0.00	0.00	924,551.55	0.00
A-AB	01/01/24 - 01/30/24	30	0.00	20,266.05	0.00	20,266.05	0.00	0.00	0.00	20,266.05	0.00
X-A	01/01/24 - 01/30/24	30	0.00	313,818.38	0.00	313,818.38	0.00	0.00	0.00	313,818.38	0.00
X-B	01/01/24 - 01/30/24	30	0.00	1,457.08	0.00	1,457.08	0.00	0.00	0.00	1,457.08	0.00
X-C	01/01/24 - 01/30/24	30	0.00	16,641.80	0.00	16,641.80	0.00	0.00	0.00	16,641.80	0.00
X-D	01/01/24 - 01/30/24	30	0.00	31,018.28	0.00	31,018.28	0.00	0.00	0.00	31,018.28	0.00
A-S	01/01/24 - 01/30/24	30	0.00	167,680.04	0.00	167,680.04	0.00	0.00	0.00	167,680.04	0.00
B	01/01/24 - 01/30/24	30	0.00	312,052.55	0.00	312,052.55	0.00	0.00	0.00	312,052.55	0.00
C	01/01/24 - 01/30/24	30	0.00	156,754.82	0.00	156,754.82	0.00	0.00	0.00	156,754.82	0.00
D	01/01/24 - 01/30/24	30	0.00	278,115.45	0.00	278,115.45	0.00	0.00	0.00	278,115.45	0.00
E	01/01/24 - 01/30/24	30	0.00	64,264.04	0.00	64,264.04	0.00	0.00	0.00	64,264.04	0.00
F	01/01/24 - 01/30/24	30	0.00	43,761.87	0.00	43,761.87	0.00	0.00	0.00	43,761.87	0.00
G	01/01/24 - 01/30/24	30	2,345,053.19	76,018.45	0.00	76,018.45	26,629.99	0.00	0.00	49,388.46	2,378,696.84
S	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			2,345,053.19	3,079,395.16	0.00	3,079,395.16	26,629.99	0.00	0.00	3,052,765.17	2,378,696.84

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 30

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (CERT)	36253GAJ1	4.162000%	48,346,000.00	48,346,000.00	0.00	167,680.04	0.00	0.00	167,680.04	48,346,000.00
A-S (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (CERT)	36253GAK8	4.497407%	83,262,000.00	83,262,000.00	0.00	312,052.55	0.00	0.00	312,052.55	83,262,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (CERT)	36253GAM4	4.518407%	41,631,000.00	41,631,000.00	0.00	156,754.82	0.00	0.00	156,754.82	41,631,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			173,239,000.03	173,239,000.00	0.00	636,487.41	0.00	0.00	636,487.41	173,239,000.00

Exchangeable Certificate Details
PEZ	36253GAL6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 30

	Additional Information

Total Available Distribution Amount (1)	25,160,119.01
Specially Serviced Loans not Delinquent
Number of Outstanding Loans	1
Aggregate Unpaid Principal Balance	87,500,000.00
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,184,649.91	Master Servicing Fee	10,263.13
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,285.35
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	350.51
ARD Interest	0.00	Operating Advisor Fee	876.28
Net Prepayment Interest Excess / (Shortfall)	0.00	CCRE Strip - Cantor Commercial Real Estate Lending, L.P.	2,063.88
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,184,649.91	Total Fees	15,839.16

Principal		Expenses/Reimbursements
Scheduled Principal	1,310,983.54	Reimbursement for Interest on Advances	(270.49)
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	20,453,796.39	Special Servicing Fees (Monthly)	26,371.53
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	138,378.45	Special Servicing Fees (Work Out)	528.95
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	21,903,158.38	Total Expenses/Reimbursements	26,629.99

		Interest Reserve Deposit	89,415.56

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	204,195.45	Interest Distribution	3,052,765.17
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	21,903,158.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	204,195.45
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	204,195.45	Total Payments to Certificateholders and Others	25,160,119.01
Total Funds Collected	25,292,003.74	Total Funds Distributed	25,292,003.72

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	817,826,855.42	817,826,855.42	Beginning Certificate Balance	817,826,855.42
(-) Scheduled Principal Collections	1,310,983.54	1,310,983.54	(-) Principal Distributions	21,903,158.39
(-) Unscheduled Principal Collections	20,453,796.39	20,453,796.39	(-) Realized Losses	(138,378.45)
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	(138,378.45)
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	(138,378.45)	(138,378.45)	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.01	0.01	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	796,062,075.48	796,062,075.48	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	817,864,575.18	817,864,575.18	Ending Certificate Balance	796,062,075.48
Ending Actual Collateral Balance	796,068,123.16	796,068,123.16

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.52%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	21	265,869,349.57	33.40%	6	4.6587	NAP	Defeased	21	265,869,349.57	33.40%	6	4.6587	NAP
3,000,000 or less	8	17,540,003.65	2.20%	6	4.6729	2.059959	1.20 or less	5	231,719,368.64	29.11%	6	4.6128	0.747369
3,000,001 to 5,000,000	8	32,427,671.31	4.07%	6	4.6971	1.767917	1.21-1.30	2	18,543,277.49	2.33%	7	4.4727	1.232340
5,000,001 to 10,000,000	14	91,341,081.68	11.47%	6	4.6259	2.299555	1.31-1.40	4	14,440,539.31	1.81%	6	4.8681	1.334369
10,000,001 to 15,000,000	4	46,600,892.43	5.85%	7	4.4154	1.857729	1.41-1.50	2	17,611,526.32	2.21%	7	4.4358	1.455841
15,000,001 to 20,000,000	1	18,516,015.94	2.33%	6	4.5850	0.580000	1.51-1.60	1	3,449,722.40	0.43%	6	4.5355	1.540000
20,000,001 to 30,000,000	1	24,000,000.00	3.01%	5	4.1090	3.590000	1.61-1.70	3	13,018,529.28	1.64%	6	4.5717	1.661123
30,000,001 to 60,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71-1.80	2	103,392,642.08	12.99%	6	4.0975	1.769570
60,000,001 to 100,000,000	1	87,500,000.00	10.99%	6	4.6380	0.930000	1.81-1.90	1	10,401,249.76	1.31%	7	4.5100	1.890000
100,000,001 or greater	2	212,267,060.90	26.66%	6	4.3474	1.147179	1.91-2.50	9	41,966,243.97	5.27%	6	4.7360	2.140325
Totals	60	796,062,075.48	100.00%	6	4.5390	1.554189	2.51 or greater	10	75,649,626.66	9.50%	6	4.3622	3.325079
							Totals	60	796,062,075.48	100.00%	6	4.5390	1.554189
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	50	265,869,349.57	33.40%	6	4.6587	NAP
							Defeased	50	265,869,349.57	33.40%	6	4.6587	NAP
Alabama	3	11,137,565.51	1.40%	6	4.6964	2.857297
							Industrial	3	23,061,269.27	2.90%	6	4.4183	2.657874
Arizona	3	20,039,572.07	2.52%	6	4.5736	2.677823
							Lodging	4	25,324,261.84	3.18%	6	4.7309	1.853951
California	4	110,001,877.31	13.82%	6	4.6073	1.175673
							Multi-Family	2	8,256,531.18	1.04%	7	4.8380	3.668940
Colorado	2	10,839,085.15	1.36%	5	4.2499	2.631261
							Office	14	160,675,354.61	20.18%	6	4.6092	0.800076
Connecticut	4	129,612,111.19	16.28%	6	4.5850	0.580000
							Other	1	2,391,598.82	0.30%	5	4.4830	1.670000
Florida	2	10,504,211.65	1.32%	7	4.6114	2.842487
							Retail	18	296,673,313.59	37.27%	6	4.3820	1.693549
Georgia	1	2,495,170.44	0.31%	7	4.4700	2.090000
							Self Storage	4	13,810,396.65	1.73%	5	4.4722	2.776577
Idaho	1	2,238,402.01	0.28%	7	4.9400	2.510000
							Totals	96	796,062,075.48	100.00%	6	4.5390	1.554189
Illinois	2	5,800,760.92	0.73%	6	4.8201	1.468065

Kentucky	2	7,324,821.35	0.92%	7	4.5290	1.450000

Louisiana	1	1,415,303.45	0.18%	6	5.0500	1.320000

Maryland	1	14,204,192.34	1.78%	7	4.4840	1.230000

Michigan	3	9,290,892.11	1.17%	6	5.0523	1.828443

Nevada	2	11,991,678.73	1.51%	7	4.4065	1.558104

New York	1	6,185,288.25	0.78%	7	4.7230	1.150000

North Carolina	1	2,871,976.22	0.36%	6	4.5600	2.030000

Ohio	1	2,200,902.57	0.28%	5	4.8500	2.750000

Oregon	1	8,421,969.25	1.06%	6	4.6990	1.130000

Pennsylvania	1	4,848,764.05	0.61%	6	4.8200	1.670000

South Carolina	2	103,392,642.08	12.99%	6	4.0975	1.769570

Texas	5	24,723,927.39	3.11%	6	4.5296	2.438808

Virginia	2	27,449,722.40	3.45%	5	4.1626	3.332368

Washington	1	3,201,889.52	0.40%	6	4.7995	2.240000

Totals	96	796,062,075.48	100.00%	6	4.5390	1.554189

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	265,869,349.57	33.40%	6	4.6587	NAP	Defeased	21	265,869,349.57	33.40%	6	4.6587	NAP
	4.250% or less	3	131,670,965.70	16.54%	6	4.0926	2.190100	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	9	63,133,517.64	7.93%	7	4.3972	1.981809	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	16	287,825,033.68	36.16%	6	4.6074	1.021140	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	9	42,941,786.20	5.39%	6	4.8534	2.286768	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	2	4,621,422.69	0.58%	6	5.1270	1.354688	49 months or greater	39	530,192,725.91	66.60%	6	4.4790	1.531253
	5.251% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	60	796,062,075.48	100.00%	6	4.5390	1.554189
	Totals	60	796,062,075.48	100.00%	6	4.5390	1.554189
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	21	265,869,349.57	33.40%	6	4.6587	NAP	Defeased	21	265,869,349.57	33.40%	6	4.6587	NAP
	60 months or less	39	530,192,725.91	66.60%	6	4.4790	1.531253	Interest Only	4	125,000,000.00	15.70%	6	4.4903	1.697880
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	330 months or less	35	405,192,725.91	50.90%	6	4.4755	1.479850
	Totals	60	796,062,075.48	100.00%	6	4.5390	1.554189	331 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	60	796,062,075.48	100.00%	6	4.5390	1.554189
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	21	265,869,349.57	33.40%	6	4.6587	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	39	530,192,725.91	66.60%	6	4.4790	1.531253
	12 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	24 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	60	796,062,075.48	100.00%	6	4.5390	1.554189
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1A1	30308251	OF	Stamford	CT	Actual/360	4.585%	439,319.05	174,778.92	0.00	N/A	08/06/24	--	111,270,874.10	111,096,095.20	02/06/24
1A2A	30308252	OF	Stamford	CT	Actual/360	4.585%	73,219.84	29,129.82	0.00	N/A	08/06/24	--	18,545,145.76	18,516,015.94	02/06/24
2	30520658	RT	Myrtle Beach	SC	30/360	4.087%	345,422.94	262,420.67	0.00	N/A	08/06/24	--	101,433,386.40	101,170,965.70	02/06/24
3	30308224	RT	Los Angeles	CA	Actual/360	4.638%	349,460.42	0.00	0.00	N/A	08/06/24	--	87,500,000.00	87,500,000.00	01/06/24
4	30520659	SS	Various	NC	Actual/360	5.311%	202,326.17	60,378.13	0.00	N/A	08/06/24	--	44,240,146.76	44,179,768.63	02/06/24
5	30308229	IN	Middletown	PA	Actual/360	4.609%	109,839.18	61,902.43	0.00	N/A	09/06/24	--	27,675,238.51	27,613,336.08	02/06/24
6	30308221	OF	Waltham	MA	Actual/360	3.917%	98,646.84	0.00	0.00	N/A	09/06/24	--	29,250,000.00	29,250,000.00	02/06/24
7	30294024	MF	Midland	TX	Actual/360	4.486%	95,606.39	45,779.75	0.00	N/A	07/06/24	--	24,749,614.32	24,703,834.57	02/06/24
9	30520666	MF	Phoenix	AZ	Actual/360	4.525%	92,922.89	37,677.27	0.00	N/A	09/06/24	--	23,847,613.38	23,809,936.11	02/06/24
10	30293997	RT	Roanoke	VA	Actual/360	4.109%	84,919.33	0.00	0.00	N/A	07/06/24	--	24,000,000.00	24,000,000.00	02/06/24
12	30520660	MF	Hilliard	OH	Actual/360	4.618%	81,332.88	20,453,796.39	0.00	N/A	08/06/24	--	20,453,796.39	0.00	02/06/24
13	30308239	MF	Various	OH	Actual/360	4.570%	62,846.94	25,019.78	0.00	N/A	09/06/24	--	15,970,140.60	15,945,120.82	02/06/24
14	30308260	MH	Chaska	MN	Actual/360	4.750%	57,294.63	30,863.77	0.00	N/A	08/06/24	--	14,007,514.67	13,976,650.90	02/06/24
15	30308223	RT	Arbutus	MD	30/360	4.484%	53,189.39	30,256.90	0.00	09/06/24	09/06/44	--	14,234,449.24	14,204,192.34	02/06/24
17	30520661	IN	Dallas	TX	Actual/360	4.289%	43,370.01	35,494.93	0.00	N/A	08/06/24	--	11,744,240.29	11,708,745.36	02/06/24
20	30308219	RT	San Diego	CA	Actual/360	4.510%	40,473.63	20,399.93	0.00	N/A	09/06/24	--	10,421,649.69	10,401,249.76	02/06/24
21	30520668	RT	North Las Vegas	NV	Actual/360	4.370%	38,777.36	19,226.85	0.00	N/A	09/06/24	--	10,305,931.82	10,286,704.97	02/06/24
22	30308254	MF	Bedford	TX	Actual/360	4.457%	38,789.28	18,681.95	0.00	N/A	08/06/24	--	10,106,713.04	10,088,031.09	02/06/24
24	30294098	MF	Graham	NC	Actual/360	4.830%	40,571.38	14,709.04	0.00	N/A	07/06/24	--	9,754,690.46	9,739,981.42	02/06/24
25	30294215	RT	West Springfield	MA	Actual/360	4.600%	36,199.68	17,627.98	0.00	N/A	09/06/24	--	9,138,769.17	9,121,141.19	02/06/24
27	30308236	LO	Corvallis	OR	Actual/360	4.699%	34,154.16	18,740.77	0.00	N/A	08/06/24	--	8,440,710.02	8,421,969.25	02/06/24
28	30294050	SS	Various	CA	Actual/360	4.452%	31,039.69	18,761.69	0.00	N/A	07/06/24	--	8,097,516.54	8,078,754.85	02/06/24
30	30308244	MF	Various	IL	Actual/360	4.560%	33,719.92	13,478.82	0.00	N/A	09/06/24	--	8,587,415.45	8,573,936.63	02/06/24
31	30308242	RT	Tucson	AZ	Actual/360	4.530%	32,207.04	13,173.85	0.00	N/A	07/06/24	--	8,256,450.34	8,243,276.49	02/06/24
32	30308238	OF	Louisville	KY	Actual/360	4.529%	28,631.41	16,617.07	0.00	N/A	09/06/24	--	7,341,438.42	7,324,821.35	02/06/24
33	30308255	SS	Various	Various	Actual/360	4.780%	30,156.96	16,169.00	0.00	N/A	07/06/24	--	7,326,565.65	7,310,396.65	02/06/24
34	30308222	OF	Various	Various	Actual/360	4.995%	30,892.83	15,247.55	0.00	N/A	08/06/24	--	7,182,292.27	7,167,044.72	02/06/24
35	30308220	MU	Ann Arbor	MI	Actual/360	4.650%	31,822.35	12,264.60	0.00	N/A	09/06/24	--	7,947,308.34	7,935,043.74	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	30308237	LO	Utica	NY	Actual/360	4.723%	25,241.54	21,096.55	0.00	N/A	09/06/24	--	6,206,384.80	6,185,288.25	02/06/24
39	30308216	MF	Denton	TX	Actual/360	4.790%	26,145.16	11,849.27	0.00	N/A	09/06/24	--	6,338,646.53	6,326,797.26	02/06/24
40	30308240	MF	Flagstaff	AZ	Actual/360	4.800%	24,929.12	13,109.12	0.00	N/A	09/06/24	--	6,031,238.29	6,018,129.17	02/06/24
41	30520669	IN	Phoenix	AZ	Actual/360	4.400%	21,943.45	13,360.19	0.00	N/A	09/06/24	--	5,791,526.60	5,778,166.41	02/06/24
42	30308248	RT	Huntington Beach	CA	Actual/360	4.290%	25,859.17	0.00	0.00	N/A	09/06/24	--	7,000,000.00	7,000,000.00	02/06/24
43	30308262	MH	Lubbock	TX	Actual/360	4.820%	19,658.68	10,263.60	0.00	N/A	09/06/24	--	4,736,396.89	4,726,133.29	02/06/24
44	30308261	MH	Lubbock	TX	Actual/360	4.820%	4,422.34	2,308.86	0.00	N/A	09/06/24	--	1,065,480.93	1,063,172.07	02/06/24
45	30308227	LO	Gulf Shores	AL	Actual/360	4.610%	21,811.05	15,115.12	0.00	N/A	09/06/24	--	5,494,351.02	5,479,235.90	02/06/24
46	30308226	IN	Southfield	MI	Actual/360	5.546%	24,782.25	16,237.45	0.00	N/A	08/06/24	--	5,189,214.61	5,172,977.16	02/06/24
47	30520647	SS	Denver	CO	Actual/360	4.126%	23,094.14	0.00	0.00	N/A	07/05/24	--	6,500,000.00	6,500,000.00	02/06/24
49	30308245	IN	Pompano Beach	FL	Actual/360	4.710%	22,651.57	10,579.73	0.00	N/A	09/06/24	--	5,584,937.23	5,574,357.50	02/06/24
50	30308233	LO	Forest Hill	TX	Actual/360	4.918%	22,229.41	11,275.33	0.00	N/A	08/06/24	--	5,249,043.77	5,237,768.44	02/06/24
51	30308256	MF	Burlington	NC	Actual/360	4.590%	18,811.69	16,528.36	0.00	N/A	08/06/24	--	4,759,440.78	4,742,912.42	02/06/24
52	30308241	OF	Calabasas	CA	Actual/360	4.715%	20,751.57	10,420.82	0.00	N/A	09/06/24	--	5,111,048.37	5,100,627.55	02/06/24
53	30294124	RT	District Heights	MD	Actual/360	4.425%	18,274.89	14,266.90	0.00	N/A	08/06/24	--	4,796,575.30	4,782,308.40	02/06/24
54	30308258	RT	Erie	PA	Actual/360	4.820%	20,169.04	10,594.64	0.00	N/A	08/06/24	--	4,859,358.69	4,848,764.05	02/06/24
55	30308257	RT	North Port	FL	Actual/360	4.500%	19,140.93	9,740.13	0.00	N/A	08/06/24	--	4,939,594.28	4,929,854.15	02/06/24
56	30308228	RT	Danville	IL	Actual/360	4.780%	19,464.52	10,372.54	0.00	N/A	08/06/24	--	4,728,861.61	4,718,489.07	02/06/24
57	30520662	RT	Colorado Springs	CO	Actual/360	4.436%	16,611.30	10,040.28	0.00	N/A	08/06/24	--	4,349,125.43	4,339,085.15	02/06/24
58	30294123	RT	Frederick	MD	Actual/360	4.425%	16,261.55	12,695.13	0.00	N/A	08/06/24	--	4,268,138.79	4,255,443.66	02/06/24
60	30308217	OF	Houston	TX	Actual/360	4.660%	15,011.54	7,186.62	0.00	N/A	08/06/24	--	3,740,934.35	3,733,747.73	02/06/24
61	30294142	OF	Falls Church	VA	Actual/360	4.535%	13,503.85	7,865.62	0.00	N/A	08/06/24	--	3,457,588.02	3,449,722.40	02/06/24
62	30308246	RT	Grand Blanc	MI	Actual/360	5.161%	14,295.30	10,504.56	0.00	N/A	08/06/24	--	3,216,623.80	3,206,119.24	02/06/24
63	30520663	RT	Graham	WA	Actual/360	4.800%	13,257.99	6,022.35	0.00	N/A	08/06/24	--	3,207,911.87	3,201,889.52	02/06/24
64	30294100	OF	Cary	NC	Actual/360	4.560%	11,301.04	6,047.68	0.00	N/A	08/06/24	--	2,878,023.90	2,871,976.22	01/06/24
65	30520651	98	Tomball	TX	Actual/360	4.483%	9,265.21	8,490.57	0.00	N/A	07/05/24	--	2,400,089.39	2,391,598.82	02/06/24
66	30308259	RT	Carrollton	GA	Actual/360	4.470%	9,626.31	5,710.16	0.00	N/A	09/06/24	--	2,500,880.60	2,495,170.44	02/06/24
67	30308225	RT	Winnsboro	SC	Actual/360	4.600%	8,830.94	7,734.01	0.00	N/A	08/06/24	--	2,229,410.39	2,221,676.38	02/06/24

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						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
68	30308230	RT	Columbus	OH	Actual/360	4.850%	9,211.94	4,816.75	0.00	N/A	07/06/24	--	2,205,719.32	2,200,902.57	02/06/24
69	30308243	MF	Boise	ID	Actual/360	4.940%	9,538.04	3,790.98	0.00	N/A	09/06/24	--	2,242,192.99	2,238,402.01	02/06/24
71	30294105	MF	Ypsilanti	MI	Actual/360	5.460%	8,414.68	5,654.44	0.00	N/A	08/06/24	--	1,789,723.72	1,784,069.28	02/06/24
74	30520667	RT	Las Vegas	NV	Actual/360	4.630%	6,812.09	3,810.45	0.00	N/A	09/06/24	--	1,708,784.21	1,704,973.76	02/06/24
75	30293956	OF	Baton Rouge	LA	Actual/360	5.050%	6,175.02	4,693.86	0.00	N/A	08/06/24	--	1,419,997.31	1,415,303.45	02/06/24
Totals							3,184,649.91	21,764,779.93	0.00				817,826,855.42	796,062,075.48
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A1	7,713,936.46	12,007,215.03	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
1A2A	7,713,936.46	12,007,215.03	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
2	12,675,992.90	13,558,423.77	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	22,794,510.00	10,047,650.00	01/01/23	06/30/23	05/08/23	0.00	0.00	348,706.95	348,706.95	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
10	3,863,758.06	3,834,361.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	3,520,681.03	3,668,369.70	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,166,827.74	1,295,245.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,672,207.14	3,070,241.94	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,252,326.44	1,394,965.51	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,021,638.29	1,074,259.71	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
25	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	1,371,048.53	837,180.05	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	883,327.32	1,335,437.06	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	874,098.14	897,430.46	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,194,299.42	1,179,461.31	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,141,748.15	1,190,561.19	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	822,451.36	762,848.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	1,818,216.16	2,570,272.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	702,416.88	762,517.20	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	953,375.56	975,883.60	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	842,895.39	1,787,769.63	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
47	964,726.61	981,749.35	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
49	812,874.37	1,304,286.03	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
50	494,581.02	894,650.36	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
52	444,625.40	528,995.29	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	640,008.04	640,005.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	909,318.37	926,000.81	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	497,156.63	521,319.27	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
57	347,336.93	426,132.55	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	289,290.56	654,262.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
61	409,449.80	411,027.75	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	359,758.88	411,083.27	01/01/23	10/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	496,465.82	574,938.79	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
64	412,204.70	462,825.04	01/01/23	09/30/23	--	0.00	0.00	17,323.94	17,323.94	0.00	0.00
65	325,940.51	362,438.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	387,132.79	432,688.33	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	397,859.37	380,859.75	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
68	419,390.40	497,638.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
69	419,650.13	416,131.12	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
71	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
74	247,408.14	289,199.91	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	3,722.71	0.00
75	171,489.41	172,945.39	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	84,446,359.31	85,546,485.79				0.00	0.00	366,030.89	366,030.89	3,722.71	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
12	30520660	20,453,796.39	Payoff w/ penalty	204,195.45	0.00
Totals		20,453,796.39		204,195.45	0.00
(1) Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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							Historical Detail

					Delinquencies¹								Prepayments			Rate and Maturities
	30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	# Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/24	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	20,453,796.39	4.538998%	4.517003%	6
01/12/24	0 0.00	1	3,216,623.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540977%	4.518407%	7
12/12/23	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.540987%	4.518415%	8
11/10/23	0 0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.541008%	4.518436%	9
10/13/23	0 0.00	0	0.00	0	0.00	0	0.00	1	0.00	0	0.00	0	0.00	1	4,734,362.42	4.541017%	4.518444%	10
09/12/23	0 0.00	0	0.00	2	94,973,662.29	0	0.00	1	7,473,662.29	0	0.00	0	0.00	2	23,599,320.74	4.545616%	4.522931%	11
08/11/23	0 0.00	1	7,505,941.38	1	87,500,000.00	0	0.00	1	7,505,941.38	0	0.00	0	0.00	0	0.00	4.547660%	4.525185%	12
07/12/23	0 0.00	0	0.00	1	87,500,000.00	0	0.00	1	7,538,080.71	0	0.00	0	0.00	0	0.00	4.547679%	4.525204%	13
06/12/23	0 0.00	0	0.00	1	87,500,000.00	0	0.00	1	7,571,138.35	0	0.00	0	0.00	0	0.00	4.547711%	4.525234%	14
05/12/23	0 0.00	0	0.00	1	87,500,000.00	0	0.00	1	7,602,995.39	0	0.00	1	116,155.43	0	0.00	4.547729%	4.525252%	15
04/13/23	0 0.00	0	0.00	1	87,500,000.00	0	0.00	1	7,751,449.65	0	0.00	0	0.00	0	0.00	4.547827%	4.525348%	16
03/10/23	0 0.00	0	0.00	1	87,500,000.00	0	0.00	1	7,782,525.98	0	0.00	0	0.00	0	0.00	4.547845%	4.525364%	17
(1) Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
3	30308224	01/06/24	0	A	348,706.95	348,706.95	0.00	87,500,000.00	08/26/20	1
64	30294100	01/06/24	0	A	17,323.94	17,323.94	0.00	2,878,023.90
Totals					366,030.89	366,030.89	0.00	90,378,023.90
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		571,906,139	571,906,139	0		0
7 - 12 Months		209,951,744	209,951,744	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		14,204,192	14,204,192	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	796,062,075	796,062,075	0	0	0	0
Jan-24	817,826,855	814,610,232	0	3,216,624	0	0
Dec-23	819,166,877	819,166,877	0	0	0	0
Nov-23	820,572,799	820,572,799	0	0	0	0
Oct-23	821,902,170	821,902,170	0	0	0	0
Sep-23	830,771,422	735,797,760	0	0	87,500,000	7,473,662
Aug-23	855,721,824	760,715,883	0	0	87,500,000	7,505,941
Jul-23	857,103,123	762,065,042	0	0	87,500,000	7,538,081
Jun-23	858,554,910	763,483,772	0	0	87,500,000	7,571,138
May-23	859,925,185	764,822,190	0	0	87,500,000	7,602,995
Apr-23	861,481,951	766,230,502	0	0	87,500,000	7,751,450
Mar-23	862,840,788	767,558,262	0	0	87,500,000	7,782,526
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
3	30308224	87,500,000.00	87,500,000.00	239,000,000.00	10/13/22	10,047,650.00	0.93000	06/30/23	08/06/24	I/O
Totals		87,500,000.00	87,500,000.00	239,000,000.00		10,047,650.00

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
3	30308224	RT	CA	08/26/20	1

2/6/2024 - The Loan was transferred to SS for Delinquent Payments on 8/26/2020. The Loan was previously transferred as NT on 4/20 due to COVID-19 after the Borrower requested to either (1) use Reserve funds to fund debt service payments or (2) amend the waterfall such that OpEx are paid prior to debt service, with any debt service shortfalls deferred until such time COVID-19 related issues are resolved. The Property temporary closed in 3/20 due to COVID-19 and in 5/20 due to riots. The Loan is due for the 6/20 payment. As of 6/30/23, the Property is 91.8% occupied with an ann. NOI/DSCR of $10MM/0.93x. The Lender retained counsel and the NOD was sent to the Borrower. The Loan is cash managed and all of the

Property’s cash flow is controlled by the Lender with a majority of the funds held by the Lender in the lockbox. Since the Loan was transferred to SS, the Lender and the Borrower engaged in extensive workout discussions. Recent discussions with the Borrower shifted towards reinstatement of the Loan. Negotiations of the terms were finalized and, in anticipation of the reinstatement, most of the funds held by the Lender in the lockbox were moved to the suspense account with a balance of ~$38MM. The reinstatement agreement was fully executed on 9/22/23. During the process of returning the Loan to the Master Servicer, the Borrower requested to initiate discussions with the Lender for a potential modification to extend the Loan Maturity.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1A1	30308251	120,000,000.00	4.58500%	120,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/02/21	08/06/21	08/10/21
1A1	30308251	0.00	4.58500%	0.00	4.58500%	10	08/10/21	08/06/21	08/02/21
1A2A	30308252	20,000,000.00	4.58500%	20,000,000.00	4.58500%	8	09/02/16	09/08/16	09/16/16
1A2A	30308252	0.00	4.58500%	0.00	4.58500%	8	09/16/16	09/08/16	09/02/16
2	30520658	111,896,321.70	4.08650%	111,896,321.70	4.08650%	10	08/17/20	07/06/20	09/17/20
2	30520658	0.00	4.08650%	0.00	4.08650%	8	03/31/22	03/31/22	04/27/22
2	30520658	0.00	4.08650%	0.00	4.08650%	8	04/27/22	03/31/22	03/31/22
27	30308236	0.00	4.69900%	0.00	4.69900%	8	12/13/21	08/06/21	12/13/21
32	30308238	8,444,426.94	4.52900%	8,431,049.13	4.52900%	8	12/29/17	12/29/17	01/24/18
32	30308238	0.00	4.52900%	0.00	4.52900%	8	01/24/18	12/29/17	12/29/17
45	30308227	6,054,639.93	4.61000%	6,054,639.93	4.61000%	8	09/09/20	08/06/20	09/30/20
45	30308227	0.00	4.61000%	0.00	4.61000%	8	09/30/20	08/06/20	09/09/20
Totals		257,950,961.63		257,950,961.63
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
8	30308231	12/12/22	22,076,049.76	17,400,000.00	18,882,610.31	5,294,748.82	18,882,610.31	13,587,861.49	8,488,188.27	0.00	261,338.24	8,226,850.03	31.94%
16	30308250	09/12/23	14,609,103.34	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
23	30294240	10/13/23	7,473,662.29	0.00	5,430,314.86	662,484.59	5,430,314.86	4,767,830.27	2,705,832.02	138,378.45	138,378.45	2,567,453.57	23.23%
26	30308232	11/15/21	8,727,237.17	14,600,000.00	6,902,483.17	1,079,077.24	6,902,483.17	5,823,405.93	2,903,831.23	0.00	168,539.88	2,735,291.35	26.05%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			52,886,052.56	32,000,000.00	31,215,408.34	7,036,310.65	31,215,408.34	24,179,097.69	14,097,851.52	138,378.45	568,256.57	13,529,594.95

* Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
8	30308231	10/13/23	0.00	0.00	8,226,850.03	0.00	0.00	(14,008.89)	0.00	0.00	8,227,600.03
		07/12/23	0.00	0.00	8,240,858.92	0.00	0.00	(222,223.85)	0.00	0.00
		04/13/23	0.00	0.00	8,463,082.77	0.00	0.00	394.50	0.00	0.00
		02/10/23	0.00	0.00	8,462,688.27	0.00	0.00	(24,750.00)	0.00	0.00
		12/12/22	0.00	0.00	8,488,188.27	0.00	0.00	8,488,188.27	0.00	0.00
16	30308250	09/25/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	30294240	02/12/24	0.00	0.00	2,567,453.57	0.00	0.00	(138,378.45)	0.00	0.00	2,567,453.57
		10/13/23	0.00	0.00	2,705,832.02	0.00	0.00	2,705,832.02	0.00	0.00
26	30308232	07/12/23	0.00	0.00	2,735,291.35	0.00	0.00	(174,074.24)	0.00	0.00	2,735,291.35
		04/12/22	0.00	0.00	2,909,365.59	0.00	0.00	1,689.86	0.00	0.00
		02/11/22	0.00	0.00	2,907,675.73	0.00	0.00	3,844.50	0.00	0.00
		11/15/21	0.00	0.00	2,903,831.23	0.00	0.00	2,903,831.23	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	(138,378.45)	0.00	0.00	(138,378.45)
Cumulative Totals			0.00	0.00	13,529,594.95	0.00	0.00	13,530,344.95	0.00	0.00	13,530,344.95

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1.06	0.00	0.00	0.00
3	0.00	0.00	26,371.53	0.00	0.00	0.00	0.00	0.00	(229.49)	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	528.95	0.00	0.00	0.00	0.00	0.00	0.00	0.00
60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.40	0.00	0.00	0.00
66	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(42.46)	0.00	0.00	0.00
Total	0.00	0.00	26,371.53	0.00	528.95	0.00	0.00	0.00	(270.49)	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		26,629.99

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Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 30 of 30